Shareholder Report, Holdings (Details) - C000031720	Dec. 31, 2025
Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Common Stock, Imperial Oil Ltd., Oil, Gas & Consumable Fuels, Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Common Stock, Shell plc, Oil, Gas & Consumable Fuels, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Common Stock, Prosus NV, Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Common Stock, Taiwan Semiconductor Manufacturing Co. Ltd., Semiconductors & Semiconductor Equipment, Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Common Stock, LVMH Moet Hennessy Louis Vuitton SE, Textiles, Apparel & Luxury Goods, France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Common Stock, Cie Financiere Richemont SA (Registered), Textiles, Apparel & Luxury Goods, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Common Stock, Merck KGaA, Pharmaceuticals, Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Common Stock, FANUC Corp., Machinery, Japan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Percent of Total Investments	37.00%
Sector Others
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Country Others
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Commodities
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.60%
United States
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Japan
Holdings [Line Items]
Percent of Net Asset Value	14.30%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Canada
Holdings [Line Items]
Percent of Net Asset Value	7.10%
South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.70%
France
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.40%
China
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Germany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Common Stock
Holdings [Line Items]
Percent of Net Asset Value	81.50%
Commodity
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%

[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.8% of total investments) that settles in 91 days or more; and other short-term investments (0.8% of total investments), such as U.S. treasury bills or money market funds.